Production Costs - Employee Compensation and Benefits Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Production Costs [Line Items]
Wages, salaries and bonuses	$ 589.6	$ 536.6
Share-based compensation	0.4	5.5
Total employee compensation and benefit expenses	590.0	542.1
Less: Expensed within General and Administrative expenses	(45.8)	(38.8)
Less: Expensed within Mine Care and Maintenance expenses	(10.1)	(26.8)
Less: Expensed within Exploration expenses	(3.0)	(4.8)
Employee compensation and benefits expenses included in production costs	531.1	471.7
Write downs (recoveries)	$ 20.6	(31.8)
Yamana
Production Costs [Line Items]
Inventory acquisition date fair value adjustments		$ 41.1